Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of reconciliation of income tax expense (benefit)

For the period from
March 13, 2018
	Year ended December 31,		(inception) through
	2020	2019	December 31, 2018
Current income taxes	$—	$—	$—
Deferred income taxes	—	—	—
Income tax expense (benefit)	$—	$—	$—

Schedule of deferred tax assets

	Year ended December 31,
	2020	2019
Deferred tax asset:
Net operating loss carryforward	$32,400	$—
Total deferred tax asset	$32,400	$—
Valuation allowance	(32,400)	—
Deferred tax asset, net of current allowance	$—	$—

Schedule of reconciliation of federal income tax statutory rate to Company's effective tax rate

			For the period from
			March 13, 2018
	Year ended December 31,		(inception) through
	2020	2019	December 31, 2018
Income tax benefit at statutory rate (21.0%)	$(6,066,983)	$—	$—
Change in fair value of warrant liability	5,814,900	—	—
Offering costs	219,683	—	—
Change in valuation allowance on deferred tax asset	32,400	—	—
Total	—	—	—
Effective tax rate	0.0%	21.0%	21.0%